Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Argentine Republic Government International Bond 07/09/2035 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Qatar Government International Bond 03/14/2029 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Romanian Government International Bond 02/27/2027 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Turkey Government International Bond 02/17/2028 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Romanian Government International Bond 02/14/2031 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | DP World PLC 07/02/2037 6.850% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Corp. Nacional del Cobre de Chile 01/08/2034 5.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Petroleos Mexicanos 01/28/2031 5.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Peruvian Government International Bond 11/18/2050 5.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | KazMunayGas National Co. JSC 04/19/2047 5.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | D rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Argentine Republic Government International Bond 07/09/2035 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Qatar Government International Bond 03/14/2029 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Romanian Government International Bond 02/27/2027 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Turkey Government International Bond 02/17/2028 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Romanian Government International Bond 02/14/2031 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | DP World PLC 07/02/2037 6.850% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Corp. Nacional del Cobre de Chile 01/08/2034 5.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Petroleos Mexicanos 01/28/2031 5.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Peruvian Government International Bond 11/18/2050 5.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | KazMunayGas National Co. JSC 04/19/2047 5.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | D rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%